Earnings / (Loss) per Common Share - Schedule of Earnings / (Loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income / (loss)	$ (1,703)	$ 1,075	$ (5,813)	$ 3,505	$ (19,243)
Weighted average number of common shares, basic			18,277,893	18,244,671	18,244,671
Dilutive effect of stock granted under the EIP				33,222
Weighted Average Number of Shares Outstanding, Basic and Diluted	18,277,893	18,277,893
Weighted average number of common shares, diluted			18,277,893	18,277,893	18,244,671
(Loss) / earnings per common share, basic and diluted	$ (0.09)	$ 0.06	$ (0.32)	$ 0.19	$ (1.05)